SUPPLEMENT DATED JANUARY 18, 2024 TO THE CURRENT
STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Oppenheimer V.I. International Growth Fund
Invesco V.I. American Franchise Fund
Invesco V.I. American Value Fund
Invesco V.I. Balanced-Risk Allocation Fund
Invesco V.I. Capital Appreciation Fund
Invesco V.I. Comstock Fund
Invesco V.I. Conservative Balanced Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Core Plus Bond Fund
Invesco V.I. Discovery Mid Cap Growth Fund
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. Equity and Income Fund
Invesco V.I. EQV International Equity Fund
Invesco V.I. Global Core Equity Fund
Invesco V.I. Global Fund
Invesco V.I. Global Real Estate Fund
Invesco V.I. Global Strategic Income Fund
Invesco V.I. Government Money Market Fund
Invesco V.I. Government Securities Fund
Invesco V.I. Growth and Income Fund
Invesco V.I. Health Care Fund
Invesco V.I. High Yield Fund
Invesco V.I. Main Street Fund®
Invesco V.I. Main Street Mid Cap Fund®
Invesco V.I. Main Street Small Cap Fund®
Invesco® V.I. Nasdaq 100 Buffer Fund - September
Invesco® V.I. Nasdaq 100 Buffer Fund - December
Invesco® V.I. Nasdaq 100 Buffer Fund - March
Invesco® V.I. Nasdaq 100 Buffer Fund - June
Invesco® V.I. S&P 500 Buffer Fund - September
Invesco® V.I. S&P 500 Buffer Fund - December
Invesco® V.I. S&P 500 Buffer Fund - March
Invesco® V.I. S&P 500 Buffer Fund - June
Invesco V.I. Small Cap Equity Fund
Invesco V.I. Technology Fund
Invesco V.I. U.S. Government Money Portfolio
(each, a “Fund”)
This supplement amends the Statement of Additional Information (“SAI”) for each of the above referenced funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the SAI for each of the above referenced funds and retain it for future reference.
Effective as of January 16, 2024, shareholders of the Funds listed above elected 14 individuals as Trustees of each Fund.  Ten of the 11 Trustees who currently serve on the Board — specifically, Beth Ann Brown, Cynthia Hostetler, Dr. Eli Jones, Elizabeth Krentzman, Anthony J. LaCava, Jr., Dr. Prema Mathai-Davis, Joel W. Motley, Teresa M. Ressel, Robert C. Troccoli and Daniel S. Vandivort — were elected along with new nominees, Carol Deckbar and James “Jim” Liddy. The foregoing 12 Trustees will serve or continue to serve as Independent Trustees.  Jeffrey H. Kupor and Douglas Sharp were also new nominees elected by shareholders of the Funds and will serve as interested Trustees.   Martin Flanagan, who has served as an interested Trustee, will retire effective immediately.
The following information replaces the information under “Management of the Trust – Board of Trustees – Interested Trustee” in the SAI for each Fund.
Interested Trustees
Jeffrey H. Kupor, Trustee
Jeffrey Kupor has been a member of the Board of Trustees of the Invesco Funds since 2024. Mr. Kupor is Senior Managing Director and General Counsel at Invesco Ltd.
Mr. Kupor joined Invesco Ltd. in 2002 and has held a number of legal roles, including, most recently, Head of Legal, Americas, in which role he was responsible for legal support for Invesco's Americas business. Prior to joining the firm, he practiced law at Fulbright & Jaworski LLP (now known as Norton Rose Fulbright), specializing in complex commercial and securities litigation. He also served as the general counsel of a publicly traded communication services company.
Mr. Kupor earned a BS degree in economics from the Wharton School at the University of Pennsylvania and a JD from the Boalt Hall School of Law (now known as Berkeley Law) at the University of California at Berkeley.
The Board believes that Mr. Kupor’s current and past positions with the Invesco complex along with his legal background and experience as an executive in the investment management area benefits the Funds.
Douglas Sharp, Trustee
Douglas Sharp has been a member of the Board of Trustees of the Invesco Funds since 2024. Mr. Sharp is Senior Managing Director, Head of Americas & EMEA (Europe, the Middle East, and Africa) at Invesco Ltd. He also served as Director and Chairman of the Board of Invesco UK Limited (Invesco’s European subsidiary board).
Mr. Sharp joined Invesco Ltd. in 2008 and has served in multiple leadership roles across the company, including his previous role as Head of EMEA. Prior to that, he ran Invesco Ltd.’s EMEA retail business and served as head of strategy and business planning and as chief administrative officer for Invesco Ltd.’s US institutional business. Before joining the firm, he was with the strategy consulting firm McKinsey & Co., where he served clients in the financial services, energy, and logistics sectors.
The Board believes that Mr. Sharp’s current and past positions within the Invesco complex along with his experience in the investment management business benefits the Funds.
AVIF-SOAI-1-SUP 011824

The following information is added under “Management of the Trust – Board of Trustees – Independent Trustees” in the SAI for each Fund.
Carol Deckbar, Trustee
Carol Deckbar has been a member of the Board of Trustees of the Invesco Funds since 2024. Ms. Deckbar previously served as Executive Vice President and Chief Product Officer at Teachers Insurance and Annuity Association (TIAA) Financial Services from 2019 to 2021. She also served as Executive Vice President and Principal of College Retirement Equities Fund at TIAA from 2014 to 2021. Ms. Deckbar served in various other capacities at TIAA since joining in 2007, including Executive Vice President and Head of Institutional Investments and Endowment Services from 2016 to 2019.
Prior to joining TIAA, Ms. Deckbar was a Senior Vice President of AMSOUTH Bank from 2002 to 2006, and before that she served as Senior Vice President, Managing Director, for Bank of America Capital Management from 1999 to 2002. She began her asset management career with the Evergreen Funds where she served as Senior Vice President, Managing Director from 1991 to 1998.
From 2019 to 2020, Ms. Deckbar served as Chairman of the TIAA Retirement Plan Investments Committee and as an Executive Sponsor at Advance, a council for the advancement of women. She has also held various memberships, including at Investment Company Institute, from 2017 to 2019, Fortune 400 Most Powerful Women Network, from 2012 to 2015, and Mutual Fund Education Alliance, from 2010 to 2015.
The Board believes that Ms. Deckbar’s experience in financial services and investment management benefits the Funds.
James “Jim” Liddy, Trustee
James “Jim” Liddy has been a member of the Board of Trustees of the Invesco Funds since 2024. Mr. Liddy previously served as Chairman of KPMG LLP (KPMG)’s Global Financial Services practice from 2017 through 2021. He also led KPMG’s U.S. Financial Services practice from 2015 through 2021.
Prior to assuming his most recent role in 2017, Mr. Liddy served as Vice Chair of Audit and on various other committees at KPMG. He also previously served as National Managing Partner of Audit and was a member of the firm’s Global Audit Steering Group.
The Board believes that Mr. Liddy’s audit experience and knowledge of financial services and investment management benefits the Funds.
The following information replaces the information in the table under “Appendix C – Trustees and Officers – Interested Trustee” in the SAI for each Fund.
Interested Trustees
Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years

Jeffrey H. Kupor(1) – 1968	Trustee	2024
Senior Managing Director and
General Counsel, Invesco Ltd.;
Trustee, Invesco Foundation, Inc.;
Director, Invesco Advisers, Inc.;
Executive Vice President, Invesco
Asset Management (Bermuda), Ltd.
and Invesco Investments (Bermuda)
Ltd.

Formerly: Head of Legal of the
Americas, Invesco Ltd.; Senior Vice
President and Secretary, Invesco
Advisers, Inc. (formerly known as
Invesco Institutional (N.A.), Inc.)
(registered investment adviser);
Secretary, Invesco Distributors, Inc.
(formerly known as Invesco AIM
Distributors, Inc.); Vice President
and Secretary, Invesco Investment
Services, Inc. (formerly known as
Invesco AIM Investment Services,
				165	None
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Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years

Inc.); Senior Vice President, Chief
Legal Officer and Secretary, The
Invesco Funds; Secretary and
General Counsel, Invesco
Investment Advisers LLC (formerly
known as Van Kampen Asset
Management); Secretary and
General Counsel, Invesco Capital
Markets, Inc. (formerly known as
Van Kampen Funds Inc.) and Chief
Legal Officer, Invesco
Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund
Trust II, Invesco India
Exchange-Traded Fund Trust,
Invesco Actively Managed
Exchange-Traded Fund Trust,
Invesco Actively Managed
Exchange-Traded Commodity Fund
Trust and Invesco Exchange-Traded
Self-Indexed Fund Trust; Secretary
and Vice President, Harbourview
Asset Management Corporation;
Secretary and Vice President,
OppenheimerFunds, Inc. and
Invesco Managed Accounts, LLC;
Secretary and Senior Vice
President, OFI Global Institutional,
Inc.; Secretary and Vice President,
OFI SteelPath, Inc.; Secretary and
Vice President, Oppenheimer
Acquisition Corp.; Secretary and
Vice President, Shareholder
Services, Inc.; Secretary and Vice
President, Trinity Investment
Management Corporation, Senior
Vice President, Invesco Distributors,
Inc.; Secretary and Vice President,
Jemstep, Inc.; Head of Legal,
Worldwide Institutional, Invesco Ltd.;
Secretary and General Counsel,
INVESCO Private Capital
Investments, Inc.; Senior Vice
President, Secretary and General
Counsel, Invesco Management
Group, Inc. (formerly known as
Invesco AIM Management Group,
Inc.); Assistant Secretary, INVESCO
Asset Management (Bermuda) Ltd.;
Secretary and General Counsel,
Invesco Private Capital, Inc.;
Assistant Secretary and General
Counsel, INVESCO Realty, Inc.;
Secretary and General Counsel,
Invesco Senior Secured
Management, Inc.; Secretary,
Sovereign G./P. Holdings Inc.;
Secretary, Invesco Indexing LLC;
and Secretary, W.L. Ross & Co.,
LLC

Douglas Sharp(1) – 1974	Trustee	2024	Senior Managing Director and Head of Americas & EMEA, Invesco Ltd; Director, Chairman and Chief Executive, Invesco Fund Managers Limited Formerly: Director and Chairman, Invesco UK Limited.	165	None
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(1)
Mr. Kupor and Mr. Sharp are considered interested persons (within the meaning of the Section 2(a)(19) of the 1940 Act) of the Funds because they are officers of the Adviser, and officers of Invesco Ltd., the ultimate parent of the Adviser.
The following information is added in the table under “Appendix C – Trustees and Officers – Independent Trustees” in the SAI for each Fund.
Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Carol Deckbar – 1962	Trustee	2024	Formerly: Executive Vice President and Chief Product Officer, TIAA Financial Services; Executive Vice President and Principal, College Retirement Equities Fund at TIAA; Executive Vice President and Head of Institutional Investments and Endowment Services, TIAA	165	Formerly: Board Member, TIAA Asset Management, Inc.; and Board Member, TH Real Estate Group Holdings Company
James “Jim” Liddy – 1959	Trustee	2024	Formerly: Chairman, Global Financial Services, Americas, KPMG LLP	165	Director and Treasurer, Gulfside Place Condominium Association, Inc. and Non-Executive Director, Kellenberg Memorial High School
The following information replaces the information appearing under the heading "Description of the Funds and their Investments and Risks - Policies and Procedures for Disclosure of Fund Holdings – Public release of portfolio holdings" in the SAI:
The Funds, other than Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio and certain funds for which the Adviser has determined that disclosure of portfolio holdings information on a monthly basis without a sufficient lag would be detrimental to the Funds and their shareholders (“Exception Funds)”1, disclose the following portfolio holdings information to insurance companies that have entered into participation agreements with the Funds:
All Funds (except for Invesco V.I. Government Money Market Fund, Invesco V.I. U.S. Government Money Portfolio and Exception Funds)
Information	Approximate Date of Website Posting	Information Remains Posted on Website
Select Portfolio Holdings Information, such as top 10 holdings as of month-end	7 business days after month-end	Until replaced with the following month’s top 10 holdings
Select Portfolio Holdings Information (e.g., buys/sells, contributors/detractors and/or relevant to market environment)	7 business days after month-end	Until replaced with the following month’s select portfolio holdings information
Complete Portfolio Holdings Information as of calendar month-end	10 business days after month-end	For 12 months from the date of posting
Complete Portfolio Holdings Information as of fiscal quarter-end	60-70 days calendar after fiscal quarter-end	For 12 months from the date of posting
Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio disclose the following portfolio holdings information as follows:
Disclosure	Disclosure Date/Lag	Information Remains Posted on Website
Weighted average maturity information, thirty-day/seven- day/one-day yield information, daily dividend factor and total net assets.	Next business day.	Until posting of the following business day’s information.
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Disclosure	Disclosure Date/Lag	Information Remains Posted on Website
With respect to each money market
fund and each class of redeemable
shares thereof:
• The dollar-weighted average
portfolio maturity; and
• The dollar-weighted average
portfolio maturity determined without
reference to interest rate
readjustments.
	Fifth business day of the month (as of the last business day or subsequent calendar day of the preceding month).	Not less than six months.
With respect to each security held
by a money market fund:
• The name of the issuer;
• The category of the investment (as
such categories are provided in Rule
2a-7 and under the Procedures for
Money Market Funds Operating
Under Rule 2a-7);
• CUSIP number (if any);
• Principal amount;
• Maturity date determined by taking
into account the maturity shortening
provisions in Rule 2a-7;
• Maturity date determined without
reference to the exceptions
regarding interest rate
readjustments;
• Coupon or yield; and
• Value.
	Fifth business day of the month (as of the last business day or subsequent calendar day of the preceding month).	Not less than six months.

Disclosure	Disclosure Date/Lag	Information Remains Posted on Website
The percentage of each money
market fund’s total assets (as such
term is defined in Rule 2a-7)
invested in daily liquid assets; the
percentage of each money market
fund’s total assets invested in
weekly liquid assets (as such term is
defined in Rule 2a-7); and a money
market fund’s net inflows and
outflows.
	Each business day as of the end of the preceding business day.	Six months.
Complete portfolio holdings, and information derived there from, disclosed as of month- end or as of some other period determined by the Adviser in its sole discretion.	One day after month-end or any other period, as may be determined by the Adviser in its sole discretion.	Until posting of the fiscal quarter holdings for the months included in the fiscal quarter.
Complete portfolio holdings as of fiscal quarter-end.	60-70 days after fiscal quarter-end.	For one year.
The Exception Funds disclose the following portfolio holdings information as follows:
Information	Approximate Date of Website Posting	Information Remains Posted on Website
Select Portfolio Holdings Information, such as top 10 holdings as of month-end	15 calendar days after month-end	Until replaced with the following month’s top 10 holdings
Select Portfolio Holdings Information (e.g., buys/sells, contributors/detractors and/or relevant to market environment)	15 calendar days after month-end	Until replaced with the following quarter’s select portfolio holdings information
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Information	Approximate Date of Website Posting	Information Remains Posted on Website
Complete Portfolio Holdings Information as of calendar month-end	30 calendar days after quarter-end	For 12 months from the date of posting
Complete Portfolio Holdings Information as of fiscal quarter-end	60-70 calendar days after fiscal quarter-end	For 12 months from the date of posting
1. As of the date of this supplement, there are no Exception Funds.
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